Trade Receivables, Net (Details Textual) $ in Thousands	Dec. 31, 2019 USD ($)
Trade Receivables, Net (Textual)
Past due trade receivables	$ 568
Over 90 Days [Member]
Trade Receivables, Net (Textual)
Past due trade receivables	$ 808